Warrants - Warrant activity (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2018 GBP (£) EquityInstruments shares	Jan. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2018 GBP (£) EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)
Warrants
Number of shares per each American Depository Share | shares	20	20	20	20
Ordinary warrants
Number of Warrants
Outstanding as of January 1, 2018	22,672,867	22,672,867	22,672,867	22,672,867
Exercised			(757,315)	(757,315)
Outstanding as of December 31, 2018			21,915,552	21,915,552
Weighted Average Exercise Price
Outstanding as of January 1, 2018 | £	£ 0.272		£ 0.272
Exercised | £			0.246
Outstanding as of December 31, 2018 | £			£ 0.273
Ordinary shares classified as liability | shares			10,505,648		10,505,648
Exercise Price | £			£ 0.322			£ 0.322
Ordinary Shares Expiration April 2, 2020
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)			1,367,089		1,367,089
Exercise Price | £			£ 0.20
Ordinary Shares Expiration July 21, 2020
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)			1,082,384		1,082,384
Exercise Price | £			£ 0.50
Ordinary Shares Expiration November 23, 2021
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)			10,505,648		10,505,648
Exercise Price | £			£ 0.322
Ordinary Shares Expiration April 2, 2025
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)			8,960,431		8,960,431
Exercise Price | £			£ 0.20
Ordinary Shares Expiration between April 2, 2020 and April 2, 2025
Weighted Average Exercise Price
Ordinary shares classified as equity | shares			11,881,506		11,881,506
ADS warrants
Warrants
Number of shares per each American Depository Share | shares			20	20
Number of Warrants
Outstanding as of January 1, 2018	1,336,354	1,336,354	1,336,354	1,336,354
Outstanding as of December 31, 2018			1,336,354	1,336,354
Weighted Average Exercise Price
Outstanding as of January 1, 2018 | $		$ 8.08		$ 8.08
Outstanding as of December 31, 2018 | $				$ 8.08
Ordinary shares classified as liability | shares			1,336,354		1,336,354
Number of securities called by warrants | shares			60,000		60,000
Warrants vested and exercisable | shares			10,000	10,000
Exercise Price | $					$ 8.08		$ 8.08
ADS Expiration November 23, 2021
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)			1,202,902		1,202,902
Exercise Price | $					$ 8.03
ADS Expiration July 31, 2022
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)			10,000		10,000
Exercise Price | $					$ 7.26
ADS Expiration November 14, 2022
Weighted Average Exercise Price
Number Outstanding and Exercisable (in shares)			73,452		73,452
Exercise Price | $					$ 9.53